19. Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share Tables
Earnings Per Share
	2015	2016	2017
Net loss	(20,239)	(32,216)	(30,223)
Weighted number of common shares outstanding	28,477,438	33,259,505	43,746,073

Loss per share in € per share	(0.71)	(0.97)	(0.69)